UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments

THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Asset Backed Commercial Paper (5.4%)[a]	Value
	Barton Capital, LLC
$ 38,001,000	0.080%, 2/2/2015[b,c]	$38,000,831
	Dealers Capital Access Trust, LLC
11,000,000	0.180%, 2/3/2015[b]	10,999,835
11,000,000	0.180%, 2/4/2015[b]	10,999,780
	Golden Funding Corporation
4,269,000	0.150%, 2/2/2015[b,c]	4,268,964
	Nieuw Amsterdam Receivables
17,553,000	0.050%, 2/2/2015[b,c]	17,552,951
	Old Line Funding, LLC
20,130,000	0.080%, 2/2/2015[b]	20,129,911

	Total	101,952,272

Principal Amount	Financial Company Commercial Paper (3.9%)[a]	Value
	AllianceBernstein, LP
15,060,000	0.100%, 2/2/2015[c]	15,059,916
	Bank of New York Mellon Corporation
50,000,000	0.030%, 2/2/2015[c]	49,999,917
	US Bank NA
9,500,000	0.100%, 2/2/2015	9,500,000

	Total	74,559,833

Principal Amount	Government Agency Debt (80.4%)[a]	Value
	Federal Agricultural Mortgage Corporation
25,000,000	0.128%, 2/25/2015[d]	24,999,744
25,000,000	0.121%, 3/3/2015[d]	24,999,722
5,000,000	0.370%, 4/24/2015[d]	5,001,860
15,000,000	0.370%, 7/1/2015[d]	15,010,122
	Federal Farm Credit Bank
4,100,000	0.236%, 4/6/2015[d]	4,100,578
25,000,000	0.138%, 6/16/2015[d]	25,001,746
5,000,000	0.186%, 7/10/2015[d]	5,001,471
5,535,000	0.208%, 8/17/2015[d]	5,536,391
20,000,000	0.168%, 11/19/2015[d]	20,005,842
22,210,000	0.132%, 12/9/2015[d]	22,208,037
20,000,000	0.216%, 12/10/2015[d]	20,015,342
	Federal Home Loan Bank
8,450,000	0.090%, 2/4/2015	8,449,916
13,000,000	0.102%, 2/6/2015	12,999,796
25,000,000	0.128%, 2/17/2015[d]	25,000,203
4,475,000	0.100%, 2/18/2015	4,474,776
10,000,000	0.094%, 2/20/2015	9,999,478
25,000,000	0.103%, 2/23/2015[d]	24,999,908
15,000,000	0.122%, 2/23/2015[d]	14,999,905
18,930,000	0.128%, 2/23/2015[d]	18,930,000
20,600,000	0.095%, 2/27/2015	20,598,532
25,000,000	0.104%, 3/4/2015	24,997,689
20,000,000	0.103%, 3/6/2015	19,998,054
15,000,000	0.110%, 3/6/2015[d]	15,000,000
5,195,000	0.100%, 3/10/2015	5,194,911
63,000,000	0.111%, 3/11/2015	62,994,061
25,000,000	0.111%, 3/11/2015[d]	24,999,862
37,500,000	0.129%, 3/18/2015	37,494,550
15,000,000	0.118%, 3/19/2015[d]	15,000,000
21,000,000	0.118%, 3/20/2015[d]	20,999,947
8,365,000	0.120%, 3/25/2015	8,363,522
8,090,000	0.117%, 3/27/2015	8,088,553
4,250,000	0.120%, 3/30/2015	4,249,178
10,000,000	0.607%, 3/30/2015[d]	10,007,035
10,000,000	0.080%, 4/6/2015	9,998,556
5,300,000	0.097%, 4/10/2015	5,299,015
20,000,000	0.108%, 5/20/2015[d]	19,999,514
25,000,000	0.113%, 5/20/2015[d]	24,999,662

Principal Amount	Government Agency Debt (80.4%)[a]	Value
$15,000,000	0.116%, 5/21/2015[d]	$15,000,000
10,100,000	0.739%, 6/11/2015[d]	10,122,367
9,460,000	0.131%, 6/18/2015[d]	9,460,022
10,000,000	0.118%, 7/7/2015[d]	9,999,782
40,000,000	0.164%, 7/16/2015[d]	40,005,896
25,000,000	0.131%, 8/10/2015[d]	25,002,028
7,250,000	0.129%, 8/26/2015[d]	7,250,238
15,000,000	0.130%, 9/3/2015[d]	15,001,290
25,000,000	0.136%, 9/14/2015[d]	25,002,371
15,000,000	0.118%, 11/20/2015[d]	14,997,636
15,000,000	0.130%, 11/27/2015[d]	14,999,111
	Federal Home Loan Mortgage Corporation
1,000,000	0.120%, 3/25/2015	999,823
58,660,000	0.158%, 6/26/2015[d]	58,668,397
33,500,000	0.158%, 7/16/2015[d]	33,505,217
47,070,000	0.158%, 7/17/2015[d]	47,077,326
31,000,000	0.148%, 10/16/2015[d]	31,005,227
25,000,000	0.158%, 11/25/2015[d]	25,005,404
	Federal National Mortgage Association
5,600,000	0.070%, 2/4/2015	5,599,956
17,100,000	0.090%, 2/26/2015	17,098,889
21,850,000	0.138%, 2/27/2015[d]	21,851,257
20,000,000	0.141%, 8/5/2015[d]	19,997,913
25,000,000	0.159%, 10/21/2015[d]	25,006,477
	Overseas Private Investment Corporation
15,000,000	0.110%, 2/4/2015[d]	15,000,000
34,554,000	0.110%, 2/4/2015[d]	34,554,000
6,491,228	0.110%, 2/4/2015[d]	6,491,228
4,999,500	0.110%, 2/6/2015[d]	4,999,500
4,999,500	0.110%, 2/6/2015[d]	4,999,500
15,452,992	0.110%, 2/6/2015[d]	15,452,992
6,000,000	0.110%, 2/6/2015[d]	6,000,000
6,999,300	0.110%, 2/6/2015[d]	6,999,300
39,200,000	0.110%, 2/6/2015[d]	39,200,000
10,000,000	0.110%, 2/6/2015[d]	10,000,000
10,952,991	0.110%, 2/6/2015[d]	10,952,991
6,999,300	0.110%, 2/6/2015[d]	6,999,300
13,600,000	0.110%, 2/6/2015[d]	13,600,000
5,276,147	0.110%, 2/6/2015[d]	5,276,147
10,000,000	0.110%, 2/6/2015[d]	10,000,000
7,849,000	0.110%, 2/6/2015[d]	7,849,000
10,000,000	0.110%, 2/6/2015[d]	10,000,000
58,305,000	0.110%, 2/6/2015[d]	58,305,000
78,735,000	0.110%, 2/6/2015[d]	78,735,000
40,000,000	0.110%, 2/6/2015[d]	40,000,000
20,207,692	0.110%, 2/6/2015[d]	20,207,692
6,279,200	0.110%, 2/6/2015[d]	6,279,200
6,930,000	0.390%, 5/2/2015	6,950,300

	Total	1,521,525,255

Shares	Investment Company (6.1%)	Value
	BlackRock Cash Funds
42,352,000	0.120%	42,352,000
	Dreyfus Institutional Cash Advantage Fund
34,040,000	0.060%	34,040,000
	Duetsche Money Market Series
3,456,000	0.070%	3,456,000
	Morgan Stanley Institutional Liquidity Funds
35,011,000	0.050%	35,011,000

	Total	114,859,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Other Commercial Paper (0.5%)[a]	Value
	Cargill Global Funding plc
$10,000,000	0.100%, 2/4/2015[b,c]	$9,999,889

	Total	9,999,889

Principal Amount	Other Instrument (3.1%)[a]	Value
	BNP Paribas
58,960,000	0.060%, 2/2/2015	58,960,000

	Total	58,960,000

Principal Amount	Other Note (0.3%)[a]	Value
	International Bank for Reconstruction and Development
5,000,000	0.080%, 2/5/2015	4,999,945

	Total	4,999,945

Principal Amount	Variable Rate Demand Note (0.3%)[a]	Value
	Illinois Finance Auth. Multifamily Housing Rev. (Villagebrook Apartments)
4,895,000	0.040%, 2/6/2015[d]	4,895,000

	Total	4,895,000

	Total Investments (at amortized cost) 100.0%	$1,891,751,194

	Other Assets and Liabilities, Net (<0.1%)	(49,876)

	Total Net Assets 100.0%	$1,891,701,318

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2015, the value of these investments was $134,882,468 or 7.1% of total net assets.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 30, 2015.

Cost for federal income tax purposes	$1,891,751,194

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of January 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Cash Management Trust’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	101,952,272	–	101,952,272	–
Financial Company Commercial Paper	74,559,833	–	74,559,833	–
Government Agency Debt	1,521,525,255	–	1,521,525,255	–
Investment Company	114,859,000	114,859,000	–	–
Other Commercial Paper	9,999,889	–	9,999,889	–
Other Instrument	58,960,000	–	58,960,000	–
Other Note	4,999,945	–	4,999,945	–
Variable Rate Demand Note	4,895,000	–	4,895,000	–
Total	$1,891,751,194	$114,859,000	$1,776,892,194	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

NOTES TO SCHEDULE OF INVESTMENTS

as of January 30, 2015

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. Thrivent Cash Management Trust (the “Trust”) and the Trust’s investment adviser, Thrivent Financial for Lutherans (the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Trust’s investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

4

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 20, 2015	THRIVENT CASH MANAGEMENT TRUST

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 20, 2015	By:	/s/ David S. Royal
David S. Royal
President

Date: March 20, 2015	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer